Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax -loss Before Taxes Details
Hong Kong	$ 693	$ 3,933	$ (55)
PRC	2,531	(167)	148
Others	171	(585)	(20)
Total	$ 3,395	$ 3,181	$ 73